Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2015 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2013	1,623,000	$5.97	$1.29
Granted	60,000	$7.50	$1.88
Exercised	(469,000)	$5.54	$1.13
Expired	(30,000)	$4.45	$1.58

Outstanding and exercisable at December 31, 2013	1,184,000	$6.26	$1.62
Granted	60,000	$8.05	$2.55
Exercised	(15,000)	$5.92	$1.87
Expired	(53,500)	$5.93	$1.68

Outstanding and exercisable at December 31, 2014	1,175,500	$6.37	$1.66

Granted	851,869	$7.53	$1.78
Exercised	(600,000)	$6.66	$1.98
Expired	(296,500)	$5.60	$1.09

Outstanding and exercisable at December 31, 2015	1,130,869	$7.29	$1.68

Option Outstanding by Company

Details of the options outstanding and exercisable at December 31, 2015 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2012
159,000	vested in 2014	$5.63	June 1, 2014 to April 24, 2017*	15.8
In 2013
60,000	100% vested at date of grant	$7.50	May 31, 2013 to May 31, 2016	5.0
In 2014
60,000	100% vested at date of grant	$8.05	June 6, 2014 to June 5, 2017	17.2
In 2015
50,000	100% vested at date of grant	$3.97	April 14, 2015 to April 13, 2018	27.4
75,000	100% vested at date of grant	$5.33	June 5, 2015 to June 4, 2018	29.1
631,869	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	58.0
30,000	100% vested at date of grant	$8.00	November 2, 2015 to October 29, 2020	58.0
15,000	100% vested at date of grant	$8.00	December 1, 2015 to October 29, 2020	58.0
50,000	100% vested at date of grant	$8.00	December 17, 2015 to October 29, 2020	58.0

*	Exercisable period modified in 2015

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2013, 2014 and 2015 was $1.88, $2.55 and $1.78, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2013	2014	2015
Risk-free interest rate	0.52%	0.86%	0.85% to 1.73%
Expected life	3 years	3 years	3 years to 5 years
Expected volatility	52.36%	58.86%	49.50% to 55.94%
Expected dividend yield	5.87%	4.22%	1.35% to 2.02%